Subsequent events (Details Narrative) R$ in Millions, $ in Millions			1 Months Ended
	Jul. 08, 2022 USD ($)	Jul. 06, 2022 USD ($)	Sep. 22, 2022 USD ($)	Sep. 15, 2022 BRL (R$)	Aug. 23, 2022 USD ($)	Jul. 25, 2022 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Percentage of approved program			99.51%
Outstanding shares			1.16%
Investment properties							$ 1,000	$ 302,424	$ 313,369
Percentage of the capital acquired in a company							10.00%
Percentage of the average volume of the daily transaction							25.00%
Panamby farm property acquisition value | R$				R$ 285.6
Panamby farm property arable ?rea				The property has an arable área of 5,400 hectares (10,800 hectares of total área), of which 80% are suitable for second crop.
First down payment installment, amount | R$				R$ 140.0
Second payment installment, amount | R$				R$ 145.6
Panamby farm payment date				Aug. 21, 2023
IRSA common shares			$ 9,419,623
Non convertible notes Series XXXVIII [Member]
Statement [Line Items]
Outstanding shares	86.98%
Aggregate principal amount		$ 113,158,632
Expiration of the exchange offer		98,422,999
Notes issued		70,600,000
Outstanding amount		$ 14,735,633
Description of option A	Cash payment for up to 30% of the total amount of participation in the exchange, and the difference to complete the exchanged face value, in Series XXXVIII Notes. For every USD 1 offered, the holder received USD 0.6913 plus the remaining amount to complete USD 1 for each USD 1 of Series XXIII Notes presented for the exchange, in Series XXXVIII Notes. Under Option A, 43.40% of the notes were accepted.
Description of option B	For each USD 1 of Series XXIII Notes tendered and accepted the bondholder received in exchange USD 1,03 Series XXXVIII Notes. Under Option B, 56.60% of the notes were accepted.
Series XXXVIII notes maturity date	32026 years
% of ownership interest held	8.00%
Amortization in one installment	32026 years
Issue price	100.00%
Exchange SeriesII Notes - BCRA "A" 7466 Resolution [Member]
Statement [Line Items]
Percentage of tendered notes		66.38%
Nominal value		$ 360
Existing notes tendered		238,985,000
Principal amount of series II notes		$ 360,000,000
Description of option A		60.83% of the notes were tendered under Option A. Per USD 1,000 tendered, the eligible holder will receive USD 493.18 in cash and USD 514.42 in Series XIV Notes.
Description of option B		39.17% of the notes were tendered under Option B. Per USD 1,000 tendered, the eligible holder will receive USD 1,030 of Series XIV Notes.
Series XIV Notes [Member]
Statement [Line Items]
Issuance of amount		$ 171,200,000
Issuance and settlement date		82022 years
Price of issuance		100.00%
Annual amortization		17.50%
Maturity date1		20242027 years
Annual amortization 2		30.00%
Maturity date 3		2028 years
Interest rate		8.75%
Outstanding amount	$ 121,000,000
Serie II ( issuance by FyO) [Member]
Statement [Line Items]
Issuance of non convertible notes						$ 15,000,000
Term of non convertible notes						3 years
Fixed annual rate						0.00%
Issuance price						0.00%
Series XXXIX Notes Member
Statement [Line Items]
Cresud issued price					$ 512,250,000
Description of issuance price					The issuance price was 100%, they will accrue an annual interest rate of Private Badlar + 1.0%, payable quarterly, and will mature on February 23, 2024.